Taxes (Tables)	6 Months Ended
Jun. 30, 2024
Taxes [Abstract]
Schedule of Income Tax Provision	The components of the income tax provision are as follows:
	For the six months ended June 30,
	2024	2023
Current
Mainland China	$19,486	$391

Deferred
Mainland China	(223)	(232)
Total	$19,263	$159

Schedule of Loss before Income Taxes	Loss before income taxes was attributable to the following geographic locations for the six months ended June 30, 2024 and 2023:
	For the six months ended June 30,
	2024	2023

Mainland China	$(4,840,111)	$(3,753,164)
Others	(1,180,861)	(2,073,986)
Total	$(6,020,972)	$(5,827,150)

Schedule of Loss before Income Taxes and the Actual Provision of Income Taxes	Reconciliation between the provision for income taxes computed by applying the Mainland China EIT rate of 25% to loss before income taxes and the actual provision of income taxes is as follows:
	For the six months ended June 30,
	2024	2023

Loss before income taxes	$(6,020,972)	$(5,827,150)
Mainland China EIT rate	25%	25%
Income taxes computed at statutory EIT rate	$(1,505,243)	$(1,456,788)
Reconciling items:
Effect of tax holiday and preferential tax rate	353,097	488,537
Effect of tax rates in foreign jurisdictions	143,280	181,141
Effect of changes in tax rate	2,117,881	-
Effect of true up on net operating loss in the tax returns	694,422	-
Change in valuation allowance	(1,810,084)	448,734
Effect of non-deductible expense	1,993	1,390
Effect of share-based compensation	151,936	337,145
Super deduction of qualified R&D expenditures	(128,019)	-
Income tax expense	$19,263	$159
Effective tax rate	(0.32)%	(0.00)%

Schedule of Deferred Tax Assets	Significant components of deferred tax assets and liabilities were as follows:
	As of June 30, 2024	As of December 31, 2023
Deferred tax assets
Net operating loss carry forwards	$4,778,751	$4,981,536
Provision for doubtful debts	1,992,345	2,039,292
Finance lease liabilities	528,982	1,226,495
Impairment on inventory	1,045,792	2,446,724
Impairment of intangible assets	460,602	803,418
Impairment of long-term investment	586,117	599,928
Deferred tax assets, gross	9,392,589	12,097,393
Less: valuation allowance	(8,564,145)	(10,605,326)
Total deferred tax assets, net	$828,444	$1,492,067
Deferred tax liabilities
Finance lease right-of-use assets	$828,444	$1,492,067
Assets acquired in the asset acquisition	190,609	195,327
Total deferred tax liabilities	$1,019,053	$1,687,394
Deferred tax assets, net	$-	$-
Deferred tax liabilities, net	$190,609	$195,327

Schedule of Expiration of Carry Forward Operating Loss	The following is a schedule of expiration of carry forward operating loss as of June 30, 2024:
For the years ending December 31,
2024	$614,970
2025	300,441
2026	49,163
2027	963,050
2028	645,063
2029	1,354,742
2030	-
2031	-
2032	3,467,594
2033	8,522,356
2034	9,748,841
Carried forward indefinitely	13,231
Total	$25,679,451